ACQUISITIONS (Tables)	12 Months Ended
Feb. 23, 2019
Business Combinations [Abstract]
Schedule of Allocation of Fair Value Assets Acquired and Liabilities Assumed	The following summarizes the allocation of the fair value of assets acquired and liabilities assumed at the acquisition date (in millions):

June 2, 2016
Inventory	$31.8
Other current assets	2.5
Property and equipment	89.9
Intangible assets, primarily pharmacy scripts and trade names	31.4

Total assets acquired	155.6
Capital lease obligations	35.2
Other long-term liabilities	22.7

Total liabilities assumed	57.9

Net assets purchased	97.7
Goodwill	16.1

Total purchase consideration	$113.8